EVENTS AFTER THE REPORTING PERIOD (Details)						12 Months Ended
	Feb. 22, 2021 CAD ($) shares	Feb. 22, 2021 USD ($) shares	Feb. 01, 2021 CAD ($)	Feb. 01, 2021 USD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest payable						5.00%
Shares issued upon the exercise of warrants | shares						2,057,606	6,167,500
Stock options exercised					0
Proceeds from the exercise of stock options			$ 423,700	$ 333,600		$ 1,823,000	$ 1,198,000
Upon receipt of COFECE approval
Disclosure of non-adjusting events after reporting period [line items]
Consideration for right to mine						25,000,000
Earlier of December 1, 2022, and 12 months following the commencement of commercial production
Disclosure of non-adjusting events after reporting period [line items]
Consideration for right to mine						15,000,000
At the Camino Rojo Project
Disclosure of non-adjusting events after reporting period [line items]
Consideration for right to mine						22,800,000
Layback Agreement with Fresnillo
Disclosure of non-adjusting events after reporting period [line items]
Consideration for right to mine						$ 62,800,000
Shares issued after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Shares issued upon the exercise of warrants | shares	0	0
Stock options exercised	0	0
Proceeds from warrants exercises	$ 17,483,398	$ 13,766,000
Proceeds from the exercise of stock options	$ 423,700	$ 333,600